SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimates and Assumptions Impacting Fair Value of Series D Preferred Stock (Details)	Jun. 30, 2020	Apr. 10, 2020	Dec. 31, 2019
Estimated future value of Series D redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial instruments subject to mandatory redemption, measurement input	10.00	10.00	9.74
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial instruments subject to mandatory redemption, measurement input	0	0	0.0156
Time to liquidity (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial instruments subject to mandatory redemption, measurement input	0	0	0.3